Investment Objectives and Goals - AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplius Aggressive Asset Allocation ETF (the “Fund”) seeks capital appreciation.